Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total gross assets	$ 268	$ 268
Less accumulated depreciation	(266)	(257)
Total furniture and fixtures, equipment and leasehold improvements	2	11
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total gross assets	226	226
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total gross assets	36	36
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total gross assets	$ 6	$ 6